Product warranties (Tables)	6 Months Ended
Jun. 30, 2012
Product Warranties Disclosures [Abstract]
Reconciliation of the changes in warranty reserve
A reconciliation of the changes in the Company’s warranty reserve for 2010 and 2011, and the six months ended June 30, 2012 (unaudited) is as follows:

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Balance at the beginning of the period	$572	$605	$983
Warranty expenses accrued	1,166	1,613	611
Warranty settlements made	(1,133)	(1,235)	(818)
Balance at the end of the period	$605	$983	$776